Note 5 - Loans, Net of Allowance for Credit Losses - Expected Credit Loss Sensitivity (Details) - Loans [member] - CAD ($) $ in Thousands	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Apr. 30, 2022	Jan. 31, 2022
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 2,526	$ 2,526	$ 1,904	$ 1,533	$ 1,533
Upside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	1,857
Variance from reported ECL	$ (669)
Variance from reported ECL (%)	(26.00%)
Baseline, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 2,428
Variance from reported ECL	$ (98)
Variance from reported ECL (%)	(4.00%)
Downside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 3,334
Variance from reported ECL	$ 808
Variance from reported ECL (%)	32.00%